Revenue	12 Months Ended
Dec. 31, 2019
Disclosure of Revenue From Contracts with Customers [Abstract]
Revenue
29. Revenue
For the year ended December 31, 2019, revenue from contracts with customers by product and segment was as follows:

	Turkey	Greece	Canada	Total

Gold revenue - doré	$196,590	$—	$124,760	$321,350
Gold revenue - concentrate	149,841	57,419	—	207,260
Silver revenue - doré	1,191	—	522	1,713
Silver revenue - concentrate	2,793	14,795	—	17,588
Lead concentrate	—	24,943	—	24,943
Zinc concentrate	—	43,067	—	43,067
Revenue from contracts with customers	$350,415	$140,224	$125,282	$615,921
Gain (loss) on revaluation of derivatives in trade receivables	1,970	(68)	—	1,902
	$352,385	$140,156	$125,282	$617,823

For the year ended December 31, 2018, revenue from contracts with customers by product and segment was as follows:

	Turkey	Greece	Total

Gold revenue - doré	$220,382	$—	$220,382
Gold revenue - concentrate	123,960	41,611	165,571
Silver revenue - doré	1,245	—	1,245
Silver revenue - concentrate	2,941	7,296	10,237
Lead concentrate	—	21,625	21,625
Zinc concentrate	—	39,564	39,564
Revenue from contracts with customers	$348,528	$110,096	$458,624
Gain on revaluation of derivatives in trade receivables	—	392	392
	$348,528	$110,488	$459,016